Bank Balances and Cash (Details) - Schedule of bank balances and cash - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of bank balances and cash [Abstract]
Bank balances and cash	$ 47,889,935	$ 19,830,771
Less: restricted bank balance (non-current)	(8,500,000)
Less: restricted bank balance (current)	(18,399,965)
Cash and cash equivalents	$ 20,989,970	$ 19,830,771	$ (3,707,697)	$ 284,055